                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01228

                        Van Kampen Growth and Income Fund
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 11/30

Date of reporting period: 5/31/05

Item 1. Reports to Shareholders.

The Fund's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Growth and Income Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of May 31, 2005.

       THIS PIECE MUST BE PRECEDED OR ACCOMPANIED BY THE FUND'S PROSPECTUS. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. FUNDS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 5/31/05

                           A SHARES           B SHARES           C SHARES          R SHARES         I SHARES
                        since 8/01/46      since 8/02/93      since 8/02/93     since 10/01/02   since 10/19/04
---------------------------------------------------------------------------------------------------------------
                                 W/MAX              W/MAX              W/MAX
                         W/O     5.75%      W/O     5.00%      W/O     1.00%         W/O              W/O
AVERAGE ANNUAL          SALES    SALES     SALES    SALES     SALES    SALES        SALES            SALES
TOTAL RETURNS          CHARGES   CHARGE   CHARGES   CHARGE   CHARGES   CHARGE      CHARGES          CHARGES

Since Inception         9.96%     9.86%   11.85%    11.85%   11.58%    11.58%       17.42%           12.66%

10-year                12.35     11.69    11.84     11.84    11.51     11.51          N/A              N/A

5-year                  5.48      4.24     4.68      4.43     4.71      4.71          N/A              N/A

1-year                 14.37      7.78    13.48      8.48    13.51     12.51        14.02              N/A

6-month                 5.52     -0.53     5.12      0.12     5.11      4.11         5.39             5.69
---------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total returns with sales charges include payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares, up to 1.00 percent for Class B and C shares and 0.50 percent for Class R shares. Class R shares are available for purchase by investors through or in tax-exempt retirement plans (401(k) plans, 457 plans, defined benefit plans, profit sharing and money purchase pension plans, non-qualified deferred compensation plans, and employer sponsored 403(b) plans). Class R shares are offered without any sales charges on purchases or sales. Class I shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least $1 million (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee-based investment programs with assets of at least $1 million and (iii) institutional clients with assets of at least $1 million. Class I shares are offered without any sales charges on purchases or sales and do not include combined 12b-1 fees and service fees. The since inception and 10-year returns for Class B shares reflect the conversion to Class A shares after 6 years. The since inception return for Class C shares reflects the conversion to Class A shares after 10 years. Figures shown above assume reinvestment of all dividends and capital gains.

The Russell 1000(R) Index is generally representative of the U.S. market for large-capitalization stocks. The S&P 500 Stock Index is generally representative of the U.S. stock market. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index. Index data source: Lipper Inc.

Fund Report

FOR THE 6-MONTH PERIOD ENDED MAY 31, 2005

Van Kampen Growth and Income Fund is managed by the Adviser's Equity Income team.(1) Current members include James A. Gilligan, Managing Director of the Adviser; James O. Roeder, Executive Director of the Adviser; and Tom Bastian, Sergio Marcheli, and Vincent E. Vizachero, Vice Presidents of the Adviser.

MARKET CONDITIONS

Domestic equity market conditions were mixed over the six months ended May 31, 2005. Many companies showed improved earnings growth and balance sheets. Corporations became somewhat more willing to spend their cash stockpiles, which translated into stock buy-backs, increased dividends, and measured capital spending. Against the backdrop of economic recovery, the Federal Open Market Committee raised the federal funds target rate a number of times over the reporting period. Largely anticipated by investors, these increases did not cause major market disruptions.

The fund's reporting period opened on a particularly bright note. Prior to the reporting period, investors were apprehensive about the unfolding of events in Iraq, the threat of terrorist attacks, rising oil prices, and the possibility of another protracted outcome to the U.S. presidential election. Sentiment improved as oil prices fell from their highs at the end of October and the presidential election came to a quick and decisive close. These factors helped set the stage for a stock rally in November and December.

After a brisk close to 2004, the U.S. equity market slowed its pace in 2005. Despite the successful election in Iraq and the upward revision of fourth-quarter gross domestic product numbers, investors became increasingly concerned with rising oil prices, interest rates and the prospect for inflation. Weakening retail sales and disappointing earnings announcements also weighed on the market. As the period wound to a close, investor sentiment was boosted somewhat by signs of a stable economy and tame inflation.

Overall, value stocks outperformed growth stocks, with most sectors within the value-stock universe performing well.

(1)Team members may change without notice from time to time.
 2

PERFORMANCE ANALYSIS

The fund returned 5.52 percent for the six months ended May 31, 2005 (Class A shares, unadjusted for sales charge). In comparison, the fund's benchmark indexes, the Russell 1000 Index and the S&P 500 Index returned 3.31 percent and
2.42 percent for the period, respectively.

TOTAL RETURNS FOR THE SIX-MONTH PERIOD ENDED MAY 31, 2005

-------------------------------------------------------------------------------------
                                                        RUSSELL 1000    S&P 500
      CLASS A   CLASS B   CLASS C   CLASS I   CLASS R       INDEX        INDEX

       5.52%     5.12%     5.11%     5.69%     5.39%        3.31%        2.42%
-------------------------------------------------------------------------------------

THE PERFORMANCE FOR THE FIVE SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURN FIGURES ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS, BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE INFORMATION AND INDEX DEFINITIONS.

During the period, the fund's best-performing group of stocks, relative to the Russell 1000 Index, was the financial sector. Stock selection--that is, we underweighted banks and overweighted insurance stocks--drove performance in this area. The rising interest-rate environment turned investors away from bank stocks, and the fund's smaller weighting helped reduce the impact of poor performance here. In contrast, the fund's overweight relative to the Russell 1000 Index in insurance stocks, which are somewhat immune to interest-rate changes, benefited the fund.

The health care sector was also a standout area for the fund. After being beaten down in 2004 and early 2005, pharmaceutical stocks rallied in April and May. A more favorable litigation outlook at one drug company and improving fundamentals at others helped boost the fund's pharmaceutical holdings.

Finally, technology stocks, especially hardware and equipment names, continued to lag in the broad market during the period. Thanks to the fund's small proportion of technology holdings, the fund was able to dodge some weak returns in this sector.

Although the fund outperformed both of its benchmark indexes during the period, certain factors detracted from performance. Relative to the Russell 1000 Index, the fund lost ground in its consumer staples stocks. Food and staples retailing performed strongly in the broad market as investors sought more defensive areas. However, the fund did not participate in this upswing, as these stocks did not meet our investment criteria. Industrials were also a source of lagging performance for the fund. Rising oil prices meant higher fuel costs--costs that are not easily passed on to clients--for some transportation and capital goods companies. We continued to trim the fund's exposure to industrial stocks.

There is no guarantee the security sectors mentioned will continue to perform well or beheld by the fund in the future.

TOP TEN HOLDINGS AS OF 5/31/05
Bristol-Myers Squibb Co.                                          2.8%
J.P. Morgan Chase & Co.                                           2.8
Bayer AG                                                          2.7
Citigroup, Inc.                                                   2.4
Time Warner, Inc.                                                 2.3
Roche Holdings, Inc.                                              2.3
General Electric Co.                                              2.2
Schering-Plough Corp.                                             2.1
Merrill Lynch & Co., Inc.                                         2.0
BP PLC                                                            1.8

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 05/31/05
Pharmaceuticals                                                  12.2%
Integrated Oil & Gas                                              6.6
Other Diversified Financial Services                              5.2
Investment Banking & Brokerage                                    5.1
Movies & Entertainment                                            4.9
Diversified Chemicals                                             4.1
Electric Utilities                                                3.4
Property & Casualty                                               3.3
Integrated Telecommunication Services                             3.3
Packaged Foods & Meats                                            3.2
Industrial Conglomerates                                          3.2
Semiconductors                                                    2.2
Aerospace & Defense                                               2.1
Oil & Gas Equipment & Services                                    1.8
Thrifts & Mortgage Finance                                        1.8
Broadcasting & Cable TV                                           1.8
Computer Hardware                                                 1.7
Managed Health Care                                               1.6
Hypermarkets & Super Centers                                      1.6
Life & Health Insurance                                           1.5
Soft Drinks                                                       1.5
Diversified Banks                                                 1.5
Department Stores                                                 1.4
Communications Equipment                                          1.4
Industrial Machinery                                              1.3
Automobile Manufacturers                                          1.3
Health Care Supplies                                              1.3
Biotechnology                                                     1.2
Systems Software                                                  1.2
Oil & Gas Refining & Marketing                                    1.2

                                             (continued on next page)

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 05/31/05
                                       (continued from previous page)
Gold                                                              1.2
Household Products                                                1.1
Tobacco                                                           1.0
Wireless Telecommunication Services                               0.9
Railroads                                                         0.8
Services                                                          0.8
General Merchandise Stores                                        0.8
Multi-line Insurance                                              0.8
Asset Management & Custody Banks                                  0.8
Regional Banks                                                    0.7
Hotels, Resorts & Cruise Lines                                    0.5
Restaurants                                                       0.5
Consumer Finance                                                  0.3
                                                                -----
Total Long Term Investments                                      94.1%
Short-Term Investments                                            6.7
Liabilities in Excess of Other Assets                           (0.8)
                                                                -----
Net Assets                                                      100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. All percentages are as a percentage of long-term investments. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at 1-800-847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling 1-800-341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

       The fund's policies and procedures with respect to the voting of proxies relating to the fund's portfolio securities and information on how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charge on redemptions of Class B and Class C Shares; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 12/01/04 - 05/31/05.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, and $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your cost would have been higher.

                                                 BEGINNING         ENDING         EXPENSES PAID
                                               ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                               -------------------------------------------------
                                                  12/1/04          5/31/05       12/1/04-5/31/05
Class A
  Actual.....................................    $1,000.00        $1,055.20           $4.10
  Hypothetical...............................     1,000.00         1,020.93            4.03
  (5% annual return before expenses)
Class B
  Actual.....................................     1,000.00         1,051.21            7.93
  Hypothetical...............................     1,000.00         1,017.23            7.80
  (5% annual return before expenses)
Class C
  Actual.....................................     1,000.00         1,051.10            7.93
  Hypothetical...............................     1,000.00         1,017.23            7.80
  (5% annual return before expenses)
Class R
  Actual.....................................     1,000.00         1,053.87            5.38
  Hypothetical...............................     1,000.00         1,019.73            5.29
  (5% annual return before expenses)
Class I
  Actual.....................................     1,000.00         1,056.92            2.82
  Hypothetical...............................     1,000.00         1,022.23            2.77
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 0.80%, 1.55%, 1.55%, 1.05% and 0.55% for Class A, B, C, R and I Shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.
 8

Investment Advisory Agreement Approval

Both the Investment Company Act of 1940 and the terms of the Fund's investment advisory agreement require that the investment advisory agreement between the Fund and its investment adviser be approved annually both by a majority of the Board of Trustees and by a majority of the independent trustees voting separately.

On May 26, 2005, the Board of Trustees, and the independent trustees voting separately, determined that the terms of the investment advisory agreement are fair and reasonable and approved the continuance of the investment advisory contract as being in the best interests of the Fund and its shareholders. In making its determination, the Board of Trustees considered materials that were specifically prepared by the investment adviser at the request of the Board and Fund counsel, and by an independent provider of investment company data contracted to assist the Board, all relating to the contract review process. The Board also considered information received periodically about the portfolio, performance, the investment strategy, portfolio management team and fees and expenses of the Fund. The Board of Trustees considered the contract over a period of several months and the non-management trustees held sessions both with the investment adviser and separate from the investment adviser in reviewing and considering the contract.

In approving the investment advisory agreement, the Board of Trustees considered, among other things, the nature, extent and quality of the services provided by the investment adviser, the performance, fees and expenses of the Fund compared to other similar funds and other products, the investment adviser's expenses in providing the services and the profitability of the investment adviser and its affiliated companies. The Board of Trustees considered the extent to which any economies of scale experienced by the investment adviser are shared with the Fund's shareholders, and the propriety of existing breakpoints in the Fund's investment advisory fee schedule. The Board of Trustees considered comparative advisory fees of the Fund and other investment companies and/or other products at different asset levels, and considered the trends in the industry versus historical and projected assets of the Fund. The Board of Trustees also reviewed the benefit to the investment adviser of receiving research paid for by Fund assets and the propriety of such arrangements. The Board of Trustees evaluated other benefits the investment adviser and its affiliates derive from their relationship with the Fund. The Board of Trustees reviewed information about the foregoing factors and considered changes, if any, in such information since its previous approval. The Board of Trustees discussed the financial strength of the investment adviser and its affiliated companies and the capability of the personnel of the investment adviser, and specifically the strength and background of its portfolio management personnel. The Board of Trustees reviewed the statutory and regulatory requirements for approval and disclosure of investment advisory agreements. The Board of Trustees, including the independent trustees, evaluated all of the foregoing and does not believe any single factor or group of factors control or dominate the review process, and, after considering all factors together, has determined, in the exercise of its business judgment, that approval of the investment advisory agreement is in the best interests of the Fund and its shareholders. The following summary provides more detail on certain matters considered but does not detail all matters considered.

Nature, Extent and Quality of the Services Provided. On a regular basis, the Board of Trustees considers the roles and responsibilities of the investment adviser as a whole and for those specific portfolio management, support and trading functions servicing the Fund. The trustees discuss with investment adviser the resources available and used in managing the Fund. The Fund discloses information about its portfolio management team members and their experience in its prospectus. The trustees also discuss certain other services which are provided on a cost-reimbursement basis by the investment adviser or its affiliates to the Van Kampen funds including certain accounting, administrative and legal services. The Board has determined that the nature, extent and quality of the services provided by the investment adviser support its decision to approve the investment advisory contract.

Performance, Fees and Expenses of the Fund. On a regular basis, the Board of Trustees reviews the performance, fees and expenses of the Fund compared to its peers and to appropriate benchmarks. In addition, a performance committee of the Board spends more focused time on the performance of the Fund and other funds in the Van Kampen complex, paying specific attention to underperforming funds. The trustees discuss with the investment adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the trustees and the investment adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance with special attention to three-year performance) and, when a fund's weighted performance is under the fund's benchmark, they discuss the causes and where necessary seek to make specific changes to investment strategy or investment personnel. The Fund discloses more information about its performance elsewhere in this report and in the Fund's prospectus. The trustees discuss with the investment adviser the level of advisory fees for this Fund relative to comparable funds and other products advised by the adviser and others in the marketplace. The trustees review not only the advisory fees but other fees and expenses (whether paid to the adviser, its affiliates or others) and the Fund's overall expense ratio. The Fund discloses more information about its fees and expenses in its prospectus. The Board has determined that the performance, fees and expenses of the Fund support its decision to approve the investment advisory contract.

Investment Adviser's Expenses in Providing the Service and Profitability. At least annually, the trustees review the investment adviser's expenses in providing services to the Fund and other funds advised by the investment adviser and the profitability of the investment adviser. These profitability reports are put together by the investment adviser with the oversight of a special ad hoc committee of the Board. The trustees discuss with the investment adviser its revenues and expenses, including among other things, revenues for advisory services, portfolio management-related expenses, revenue sharing arrangement costs and allocated expenses both on an aggregate basis and per fund. The Board has determined that the analysis of the investment adviser's expenses and profitability support its decision to approve the investment advisory contract.

Economies of Scale. On a regular basis, the Board of Trustees considers the size and growth prospects of the Fund and how that relates to the Fund's expense ratio and particularly the Fund's advisory fee rate. In conjunction with its review of the investment adviser's profitability, the trustees discuss with the investment adviser how more (or less) assets can affect the efficiency or effectiveness of managing the Fund's portfolio and whether the advisory fee level is appropriate relative to current and projected asset levels and/or whether the advisory fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Fund support its decision to approve the investment advisory contract.

Other Benefits of the Relationship. On a regular basis, the Board of Trustees considers other benefits to the investment adviser and it affiliates derived from its relationship with the Fund and other funds advised by the investment adviser. These benefits include, among other things, fees for transfer agency services provided to the funds, in certain cases research received by the adviser generated from commission dollars spent on funds' portfolio trading, and in certain cases distribution or service related fees related to funds' sales. The trustees review with the investment adviser each of these arrangements and the reasonableness of its costs relative to the services performed. The Board has determined that the other benefits received by the investment adviser or its affiliates support its decision to approve the investment advisory contract.

VAN KAMPEN GROWTH & INCOME FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2005 (UNAUDITED)

                                                              NUMBER OF
DESCRIPTION                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCKS  94.1%
AEROSPACE & DEFENSE  2.1%
Northrop Grumman Corp. .....................................  1,510,000    $   84,137,200
Raytheon Co. ...............................................  1,975,200        77,348,832
                                                                           --------------
                                                                              161,486,032
                                                                           --------------
ASSET MANAGEMENT & CUSTODY BANKS  0.8%
State Street Corp. .........................................  1,259,000        60,432,000
                                                                           --------------

AUTOMOBILE MANUFACTURERS  1.3%
Honda Motor Co., Ltd.--ADR (Japan)..........................  4,079,000       100,832,880
                                                                           --------------

BIOTECHNOLOGY  1.2%
Applera Corp.--Applied Biosystems Group.....................    919,300        19,682,213
Chiron Corp. (a)............................................  2,029,000        76,168,660
                                                                           --------------
                                                                               95,850,873
                                                                           --------------
BROADCASTING & CABLE TV  1.8%
Clear Channel Communications, Inc. .........................  4,672,500       136,577,175
                                                                           --------------

COMMUNICATIONS EQUIPMENT  1.4%
Motorola, Inc. .............................................  6,021,600       104,595,192
                                                                           --------------

COMPUTER HARDWARE  1.7%
Hewlett-Packard Co. ........................................  4,638,000       104,401,380
International Business Machines Corp. ......................    401,100        30,303,105
                                                                           --------------
                                                                              134,704,485
                                                                           --------------
CONSUMER FINANCE  0.3%
MBNA Corp. .................................................    968,000        20,415,120
                                                                           --------------

DEPARTMENT STORES  1.4%
Kohl's Corp. (a)............................................  2,149,300       104,649,417
                                                                           --------------

DIVERSIFIED BANKS  1.5%
Bank of America Corp. ......................................  2,417,900       111,997,128
                                                                           --------------

DIVERSIFIED CHEMICALS  4.1%
Bayer AG--ADR (Germany).....................................  6,115,300       206,880,599
Dow Chemical Co. ...........................................  2,069,250        93,716,332
Lanxess AG (Germany) (b)....................................    597,230        12,753,738
                                                                           --------------
                                                                              313,350,669
                                                                           --------------
ELECTRIC UTILITIES  3.4%
American Electric Power Co., Inc. ..........................  1,806,000        64,456,140
Entergy Corp. ..............................................  1,020,900        73,331,247
Exelon Corp. ...............................................  1,230,000        57,625,500
FirstEnergy Corp. ..........................................  1,570,700        69,582,010
                                                                           --------------
                                                                              264,994,897
                                                                           --------------
GENERAL MERCHANDISE STORES  0.8%
Target Corp. ...............................................  1,143,700        61,416,690
                                                                           --------------

 12                                            See Notes to Financial Statements

VAN KAMPEN GROWTH & INCOME FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2005 (UNAUDITED) continued

                                                              NUMBER OF
DESCRIPTION                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------
GOLD  1.2%
Newmont Mining Corp. .......................................  2,414,200    $   89,904,808
                                                                           --------------

HEALTH CARE SUPPLIES  1.3%
Bausch & Lomb, Inc. ........................................  1,262,200        98,565,198
                                                                           --------------

HOTELS, RESORTS & CRUISE LINES  0.5%
Marriott International, Inc., Class A.......................    596,900        40,314,626
                                                                           --------------

HOUSEHOLD PRODUCTS  1.1%
Kimberly-Clark Corp. .......................................  1,301,300        83,712,629
                                                                           --------------

HYPERMARKETS & SUPER CENTERS  1.6%
Wal-Mart Stores, Inc. ......................................  2,649,000       125,112,270
                                                                           --------------

INDUSTRIAL CONGLOMERATES  3.2%
General Electric Co. .......................................  4,710,800       171,849,984
Siemens AG--ADR (Germany)...................................  1,037,000        75,929,140
                                                                           --------------
                                                                              247,779,124
                                                                           --------------
INDUSTRIAL MACHINERY  1.3%
Ingersoll-Rand Co., Class A (Bermuda).......................    790,500        61,192,605
Parker Hannifin Corp. ......................................    687,700        41,488,941
                                                                           --------------
                                                                              102,681,546
                                                                           --------------
INTEGRATED OIL & GAS  6.6%
BP PLC--ADR (United Kingdom)................................  2,346,140       141,237,628
ConocoPhillips..............................................  1,167,040       125,853,594
Exxon Mobil Corp. ..........................................  1,849,400       103,936,280
Royal Dutch Petroleum Co. (Netherlands).....................  2,387,800       139,877,324
                                                                           --------------
                                                                              510,904,826
                                                                           --------------
INTEGRATED TELECOMMUNICATION SERVICES  3.3%
France Telecom--ADR (France)................................  2,493,000        70,477,110
Sprint Corp. ...............................................  2,698,010        63,915,857
Verizon Communications, Inc. ...............................  3,307,114       117,005,693
                                                                           --------------
                                                                              251,398,660
                                                                           --------------
INVESTMENT BANKING & BROKERAGE  5.1%
Charles Schwab Corp. .......................................  7,398,500        83,898,990
Goldman Sachs Group, Inc. ..................................    255,000        24,862,500
Lehman Brothers Holdings, Inc. .............................  1,373,900       126,673,580
Merrill Lynch & Co., Inc. ..................................  2,848,400       154,554,184
                                                                           --------------
                                                                              389,989,254
                                                                           --------------
LIFE & HEALTH INSURANCE  1.5%
Aegon N.V. (Netherlands)....................................  1,964,000        25,237,400
Prudential Financial, Inc. .................................  1,430,500        90,564,955
                                                                           --------------
                                                                              115,802,355
                                                                           --------------
MANAGED HEALTH CARE  1.6%
Cigna Corp. ................................................  1,298,500       126,279,125
                                                                           --------------

MOVIES & ENTERTAINMENT  4.9%
Time Warner, Inc. (a).......................................  10,297,900      179,183,460

See Notes to Financial Statements                                             13

VAN KAMPEN GROWTH & INCOME FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2005 (UNAUDITED) continued

                                                              NUMBER OF
DESCRIPTION                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------
MOVIES & ENTERTAINMENT (CONTINUED)
Viacom, Inc., Class B.......................................  1,994,000    $   68,374,260
Walt Disney Co. ............................................  4,599,700       126,215,768
                                                                           --------------
                                                                              373,773,488
                                                                           --------------
MULTI-LINE INSURANCE  0.8%
Hartford Financial Services Group, Inc. ....................    819,340        61,278,439
                                                                           --------------

OIL & GAS EQUIPMENT & SERVICES  1.8%
Schlumberger, Ltd. .........................................  2,040,320       139,496,678
                                                                           --------------

OIL & GAS REFINING & MARKETING  1.2%
Valero Energy Corp. ........................................  1,343,580        92,196,460
                                                                           --------------

OTHER DIVERSIFIED FINANCIAL SERVICES  5.2%
Citigroup, Inc. ............................................  3,906,200       184,021,082
J.P. Morgan Chase & Co. ....................................  6,022,012       215,286,929
                                                                           --------------
                                                                              399,308,011
                                                                           --------------
PACKAGED FOODS & MEATS  3.2%
Cadbury Schweppes PLC--ADR (United Kingdom).................  1,894,100        74,665,422
Kraft Foods, Inc. ..........................................  1,705,500        55,326,420
Unilever N.V. (Netherlands).................................  1,799,200       119,718,768
                                                                           --------------
                                                                              249,710,610
                                                                           --------------
PHARMACEUTICALS  12.2%
Bristol-Myers Squibb Co. ...................................  8,572,700       217,403,672
Eli Lilly & Co. ............................................  1,923,000       112,110,900
GlaxoSmithKline PLC--ADR (United Kingdom)...................  1,374,000        68,287,800
Roche Holdings, Inc.--ADR (Switzerland).....................  2,740,800       173,253,916
Sanofi Aventis--ADR (France)................................  2,083,800        94,299,452
Schering-Plough Corp. ......................................  8,320,100       162,241,950
Wyeth, Inc. ................................................  2,590,400       112,345,648
                                                                           --------------
                                                                              939,943,338
                                                                           --------------
PROPERTY & CASUALTY  3.3%
Chubb Corp. ................................................  1,662,300       140,015,529
Saint Paul Travelers Cos., Inc. ............................  2,978,886       112,840,202
                                                                           --------------
                                                                              252,855,731
                                                                           --------------
RAILROADS  0.8%
Norfolk Southern Corp. .....................................  2,029,260        64,773,979
                                                                           --------------

REGIONAL BANKS  0.7%
PNC Financial Services Group, Inc. .........................    948,800        51,851,920
                                                                           --------------

RESTAURANTS  0.5%
McDonald's Corp. ...........................................  1,196,600        37,022,804
                                                                           --------------

SEMICONDUCTORS  2.2%
Intel Corp. ................................................  3,600,400        96,958,772
Micron Technology, Inc. (a).................................  6,423,000        70,524,540
                                                                           --------------
                                                                              167,483,312
                                                                           --------------

 14                                            See Notes to Financial Statements

VAN KAMPEN GROWTH & INCOME FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2005 (UNAUDITED) continued

                                                              NUMBER OF
DESCRIPTION                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------
SERVICES  0.8%
Equifax, Inc. ..............................................  1,843,100    $   63,937,139
                                                                           --------------

SOFT DRINKS  1.5%
Coca-Cola Co. ..............................................  2,558,100       114,168,003
                                                                           --------------

SYSTEMS SOFTWARE  1.2%
Symantec Corp. (a)..........................................  4,134,000        93,469,740
                                                                           --------------

THRIFTS & MORTGAGE FINANCE  1.8%
Freddie Mac.................................................  2,113,400       137,455,536
                                                                           --------------

TOBACCO  1.0%
Altria Group, Inc. .........................................  1,141,400        76,633,596
                                                                           --------------

WIRELESS TELECOMMUNICATION SERVICES  0.9%
Nextel Communications, Inc., Class A (a)....................  2,279,000        68,780,220
                                                                           --------------

TOTAL LONG-TERM INVESTMENTS  94.1%
  (Cost $6,197,767,363).................................................    7,237,885,983
                                                                           --------------

SHORT-TERM INVESTMENTS  6.7%
REPURCHASE AGREEMENT  3.7%
State Street Bank & Trust Co. ($284,759,000 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  2.96%, dated 05/31/05, to be sold on 06/01/05 at $284,782,414)........      284,759,000

U.S. GOVERNMENT AGENCY  3.0%
Federal National Mortgage Association ($228,775,000 par, yielding 2.98%,
  06/01/05 maturity)....................................................      228,775,000
                                                                           --------------

TOTAL SHORT-TERM INVESTMENTS
  (Cost $513,534,000)...................................................      513,534,000
                                                                           --------------

TOTAL INVESTMENTS  100.8%
  (Cost $6,711,301,363).................................................    7,751,419,983
LIABILITIES IN EXCESS OF OTHER ASSETS  (0.8%)...........................      (64,787,380)
                                                                           --------------

NET ASSETS  100.0%......................................................   $7,686,632,603
                                                                           ==============

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

(b) Securities with total market value equal to $12,753,738 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

ADR--American Depositary Receipt

See Notes to Financial Statements                                             15

VAN KAMPEN GROWTH & INCOME FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
May 31, 2005 (Unaudited)

ASSETS:
Total Investments (Cost $6,711,301,363).....................  $7,751,419,983
Cash........................................................             282
Receivables:
  Investments Sold..........................................      38,903,952
  Fund Shares Sold..........................................      17,766,321
  Dividends.................................................      16,269,450
  Interest..................................................          23,413
Other.......................................................         227,935
                                                              --------------
    Total Assets............................................   7,824,611,336
                                                              --------------
LIABILITIES:
Payables:
  Investments Purchased.....................................     120,381,733
  Fund Shares Repurchased...................................       9,799,567
  Distributor and Affiliates................................       4,427,813
  Investment Advisory Fee...................................       2,291,610
Accrued Expenses............................................         761,842
Trustees' Deferred Compensation and Retirement Plans........         316,168
                                                              --------------
    Total Liabilities.......................................     137,978,733
                                                              --------------
NET ASSETS..................................................  $7,686,632,603
                                                              ==============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $6,371,376,378
Net Unrealized Appreciation.................................   1,040,118,620
Accumulated Net Realized Gain...............................     247,078,311
Accumulated Undistributed Net Investment Income.............      28,059,294
                                                              --------------
NET ASSETS..................................................  $7,686,632,603
                                                              ==============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $6,195,193,120 and 305,517,990 shares of
    beneficial interest issued and outstanding).............  $        20.28
    Maximum sales charge (5.75%* of offering price).........            1.24
                                                              --------------
    Maximum offering price to public........................  $        21.52
                                                              ==============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $909,442,803 and 45,262,829 shares of
    beneficial interest issued and outstanding).............  $        20.09
                                                              ==============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $503,034,960 and 24,989,314 shares of
    beneficial interest issued and outstanding).............  $        20.13
                                                              ==============
  Class R Shares:
    Net asset value and offering price per share (Based on
    net assets of $36,056,830 and 1,777,756 shares of
    beneficial interest issued and outstanding).............  $        20.28
                                                              ==============
  Class I Shares:
    Net asset value and offering price per share (Based on
    net assets of $42,904,890 and 2,114,875 shares of
    beneficial interest issued and outstanding).............  $        20.29
                                                              ==============

*   On sales of $50,000 or more, the sales charge will be reduced.

 16                                            See Notes to Financial Statements

VAN KAMPEN GROWTH & INCOME FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended May 31, 2005 (Unaudited)

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of
  $3,317,251)...............................................  $   72,615,367
Interest....................................................       5,961,934
                                                              --------------
    Total Income............................................      78,577,301
                                                              --------------
EXPENSES:
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B, C, R and I of $7,248,086, $4,571,531, $2,445,546,
  $68,956 and $0, respectively).............................      14,334,119
Investment Advisory Fee.....................................      13,004,294
Shareholder Services........................................       5,797,896
Custody.....................................................         267,036
Legal.......................................................         129,734
Trustees' Fees and Related Expenses.........................          34,246
Other.......................................................         946,059
                                                              --------------
    Total Expenses..........................................      34,513,384
    Less Credits Earned on Cash Balances....................         108,516
                                                              --------------
    Net Expenses............................................      34,404,868
                                                              --------------
NET INVESTMENT INCOME.......................................  $   44,172,433
                                                              ==============
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Gain...........................................  $  289,374,906
                                                              --------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................     990,805,609
  End of the Period.........................................   1,040,118,620
                                                              --------------
Net Unrealized Appreciation During the Period...............      49,313,011
                                                              --------------
NET REALIZED AND UNREALIZED GAIN............................  $  338,687,917
                                                              ==============
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $  382,860,350
                                                              ==============

See Notes to Financial Statements                                             17

VAN KAMPEN GROWTH & INCOME FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                              FOR THE             FOR THE
                                                          SIX MONTHS ENDED      YEAR ENDED
                                                            MAY 31, 2005     NOVEMBER 30, 2004
                                                          ------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income....................................  $   44,172,433     $    64,002,166
Net Realized Gain........................................     289,374,906         259,365,208
Net Unrealized Appreciation During the Period............      49,313,011         529,546,982
                                                           --------------     ---------------
Change in Net Assets from Operations.....................     382,860,350         852,914,356
                                                           --------------     ---------------

Distributions from Net Investment Income:
  Class A Shares.........................................     (33,066,311)        (53,007,976)
  Class B Shares.........................................      (1,876,037)         (3,991,781)
  Class C Shares.........................................        (990,408)         (1,895,761)
  Class R Shares.........................................        (108,009)           (112,029)
  Class I Shares.........................................        (264,822)                -0-
                                                           --------------     ---------------
                                                              (36,305,587)        (59,007,547)
                                                           --------------     ---------------

Distributions from Net Realized Gain:
  Class A Shares.........................................     (64,555,779)                -0-
  Class B Shares.........................................     (10,382,687)                -0-
  Class C Shares.........................................      (5,488,093)                -0-
  Class R Shares.........................................        (271,078)                -0-
  Class I Shares.........................................        (431,507)                -0-
                                                           --------------     ---------------
                                                              (81,129,144)                -0-
                                                           --------------     ---------------
Total Distributions......................................    (117,434,731)        (59,007,547)
                                                           --------------     ---------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES......     265,425,619         793,906,809
                                                           --------------     ---------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold................................   1,087,554,930       2,540,673,075
Net Asset Value of Shares Issued Through Dividend
  Reinvestment...........................................     105,771,897          52,107,205
Cost of Shares Repurchased...............................    (646,136,515)     (1,034,482,840)
                                                           --------------     ---------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS.......     547,190,312       1,558,297,440
                                                           --------------     ---------------
TOTAL INCREASE IN NET ASSETS.............................     812,615,931       2,352,204,249
NET ASSETS:
Beginning of the Period..................................   6,874,016,672       4,521,812,423
                                                           --------------     ---------------
End of the Period (Including accumulated undistributed
  net investment income of $28,059,294 and $20,192,448,
  respectively)..........................................  $7,686,632,603     $ 6,874,016,672
                                                           ==============     ===============

 18                                            See Notes to Financial Statements

VAN KAMPEN GROWTH & INCOME FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                            SIX MONTHS
                              ENDED                       YEAR ENDED NOVEMBER 30,
CLASS A SHARES               MAY 31,      --------------------------------------------------------
                               2005         2004        2003        2002        2001        2000
                            ----------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF THE PERIOD............  $  19.55     $  16.95    $  14.70    $  17.23    $  20.04    $  20.05
                             --------     --------    --------    --------    --------    --------
  Net Investment Income....       .14(a)       .23(a)      .19(a)      .17(a)      .23(a)      .23(a)
  Net Realized and
    Unrealized Gain/Loss...       .93         2.59        2.22       (2.07)       (.71)       2.58
                             --------     --------    --------    --------    --------    --------
Total from Investment
  Operations...............      1.07         2.82        2.41       (1.90)       (.48)       2.81
                             --------     --------    --------    --------    --------    --------
Less:
  Distributions from Net
    Investment Income......       .12          .22         .16         .19         .21         .19
  Distributions from Net
    Realized Gain..........       .22          -0-         -0-         .44        2.12        2.63
                             --------     --------    --------    --------    --------    --------
Total Distributions........       .34          .22         .16         .63        2.33        2.82
                             --------     --------    --------    --------    --------    --------
NET ASSET VALUE, END OF THE
  PERIOD...................  $  20.28     $  19.55    $  16.95    $  14.70    $  17.23    $  20.04
                             ========     ========    ========    ========    ========    ========

Total Return (b)...........     5.52%*      16.72%      16.54%     -11.48%      -2.88%      16.39%
Net Assets at End of the
  Period (In millions).....  $6,195.2     $5,447.7    $3,359.3    $2,064.2    $1,702.8    $1,286.3
Ratio of Expenses to
  Average Net Assets.......      .80%         .81%        .86%        .85%        .82%        .88%
Ratio of Net Investment
  Income to Average Net
  Assets...................     1.35%        1.25%       1.24%       1.05%       1.29%       1.23%
Portfolio Turnover.........       25%*         45%         61%         66%        115%         97%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. With respect to shares purchased prior to December 1, 2004, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements                                             19

VAN KAMPEN GROWTH & INCOME FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                              SIX MONTHS
                                ENDED                       YEAR ENDED NOVEMBER 30,
CLASS B SHARES                 MAY 31,      -------------------------------------------------------
                                 2005        2004        2003        2002         2001        2000
                              ---------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD.................   $19.37      $16.81      $14.57      $ 17.09      $19.88      $19.91
                                ------      ------      ------      -------      ------      ------
  Net Investment Income......      .06(a)      .09(a)      .07(a)       .04(a)      .09(a)      .09(a)
  Net Realized and Unrealized
    Gain/Loss................      .92        2.55        2.22        (2.05)       (.70)       2.56
                                ------      ------      ------      -------      ------      ------
Total from Investment
  Operations.................      .98        2.64        2.29        (2.01)       (.61)       2.65
                                ------      ------      ------      -------      ------      ------
Less:
  Distributions from Net
    Investment Income........      .04         .08         .05          .07         .06         .05
  Distributions from Net
    Realized Gain............      .22         -0-         -0-          .44        2.12        2.63
                                ------      ------      ------      -------      ------      ------
Total Distributions..........      .26         .08         .05          .51        2.18        2.68
                                ------      ------      ------      -------      ------      ------
NET ASSET VALUE, END OF THE
  PERIOD.....................   $20.09      $19.37      $16.81      $ 14.57      $17.09      $19.88
                                ======      ======      ======      =======      ======      ======

Total Return (b).............    5.12%*     15.76%      15.73%      -12.16%      -3.63%      15.55%
Net Assets at End of the
  Period (In millions).......   $909.4      $902.9      $808.1      $ 627.4      $705.3      $573.4
Ratio of Expenses to Average
  Net Assets.................    1.55%       1.57%       1.62%        1.60%       1.59%       1.60%
Ratio of Net Investment
  Income to Average Net
  Assets.....................     .58%        .48%        .49%         .27%        .52%        .49%
Portfolio Turnover...........      25%*        45%         61%          66%        115%         97%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 20                                            See Notes to Financial Statements

VAN KAMPEN GROWTH & INCOME FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                 SIX MONTHS
                                   ENDED                   YEAR ENDED NOVEMBER 30,
CLASS C SHARES                    MAY 31,      -----------------------------------------------
                                    2005        2004      2003      2002       2001      2000
                                 -------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD....................   $19.41      $16.83    $14.58    $ 17.15    $19.89    $19.92
                                   ------      ------    ------    -------    ------    ------
  Net Investment Income.........      .06(a)      .09(a)    .08(a)     .05(a)    .09(a)    .10(a)
  Net Realized and Unrealized
    Gain/Loss...................      .92        2.57      2.22      (2.11)     (.65)     2.55
                                   ------      ------    ------    -------    ------    ------
Total from Investment
  Operations....................      .98        2.66      2.30      (2.06)     (.56)     2.65
                                   ------      ------    ------    -------    ------    ------
Less:
  Distributions from Net
    Investment Income...........      .04         .08       .05        .07       .06       .05
  Distributions from Net
    Realized Gain...............      .22         -0-       -0-        .44      2.12      2.63
                                   ------      ------    ------    -------    ------    ------
Total Distributions.............      .26         .08       .05        .51      2.18      2.68
                                   ------      ------    ------    -------    ------    ------
NET ASSET VALUE, END OF THE
  PERIOD........................   $20.13      $19.41    $16.83    $ 14.58    $17.15    $19.89
                                   ======      ======    ======    =======    ======    ======

Total Return (b)................    5.11%*     15.86%    15.79%(c) -12.15%    -3.62%    15.54%
Net Assets at End of the Period
  (In millions).................   $503.0      $468.7    $346.4    $ 209.1    $179.3    $ 97.9
Ratio of Expenses to Average Net
  Assets........................    1.55%       1.57%     1.62%      1.60%     1.59%     1.60%
Ratio of Net Investment Income
  to Average Net Assets.........     .59%        .49%      .52%(c)    .29%      .52%      .53%
Portfolio Turnover..............      25%*        45%       61%        66%      115%       97%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) Certain non-recurring payments were made to Class C Shares, resulting in an increase to the Ratio of Net Investment Income to Average Net Assets and Total Return of .04%.

See Notes to Financial Statements                                             21

VAN KAMPEN GROWTH & INCOME FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                              OCTOBER 1, 2002
                                           SIX MONTHS       YEAR ENDED         (COMMENCEMENT
                                             ENDED         NOVEMBER 30,        OF INVESTMENT
CLASS R SHARES                              MAY 31,     ------------------    OPERATIONS) TO
                                              2005       2004        2003    NOVEMBER 30, 2002
                                           ---------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD..................................   $19.55     $16.96      $14.70        $13.67
                                             ------     ------      ------        ------
  Net Investment Income...................      .12(a)     .19(a)      .14(a)         .01(a)
  Net Realized and Unrealized Gain........      .92       2.57        2.24          1.02
                                             ------     ------      ------        ------
Total from Investment Operations..........     1.04       2.76        2.38          1.03
                                             ------     ------      ------        ------
Less:
  Distributions from Net Investment
    Income................................      .09        .17         .12           -0-
  Distributions from Net Realized Gain....      .22        -0-         -0-           -0-
                                             ------     ------      ------        ------
Total Distributions.......................      .31        .17         .12           -0-
                                             ------     ------      ------        ------
NET ASSET VALUE, END OF THE PERIOD........   $20.28     $19.55      $16.96        $14.70
                                             ======     ======      ======        ======

Total Return (b)..........................    5.39%*    16.36%      16.31%         7.53%*
Net Assets at End of the Period (In
  millions)...............................   $ 36.1     $ 19.0      $  8.0        $   .1
Ratio of Expenses to Average Net Assets...    1.05%      1.07%       1.15%         1.56%
Ratio of Net Investment Income to Average
  Net Assets..............................    1.14%      1.02%        .89%         2.45%
Portfolio Turnover........................      25%*       45%         61%           66%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period. These returns include combined Rule 12b-1 fees and service fees of up to .50% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 22                                            See Notes to Financial Statements

VAN KAMPEN GROWTH & INCOME FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                           OCTOBER 19, 2004
                                                             SIX MONTHS      (COMMENCEMENT
                                                               ENDED         OF INVESTMENT
CLASS I SHARES                                                MAY 31,       OPERATIONS) TO
                                                                2005       NOVEMBER 30, 2004
                                                             -------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................   $19.55           $18.34
                                                               ------           ------
  Net Investment Income.....................................      .16(a)           .05(a)
  Net Realized and Unrealized Gain..........................      .94             1.16
                                                               ------           ------
Total from Investment Operations............................     1.10             1.21
                                                               ------           ------
Less:
  Distributions from Net Investment Income..................      .14              -0-
  Distributions from Net Realized Gain......................      .22              -0-
                                                               ------           ------
Total Distributions.........................................      .36              -0-
                                                               ------           ------
NET ASSET VALUE, END OF THE PERIOD..........................   $20.29           $19.55
                                                               ======           ======

Total Return................................................    5.69%*           6.60%*
Net Assets at End of the Period (In millions)...............   $ 42.9           $ 35.6
Ratio of Expenses to Average Net Assets.....................     .55%             .62%
Ratio of Net Investment Income to Average Net Assets........    1.60%            2.51%
Portfolio Turnover..........................................     25%*              45%

*   Non-Annualized

(a) Based on average shares outstanding.

See Notes to Financial Statements                                             23

VAN KAMPEN GROWTH & INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- MAY 31, 2005 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Growth and Income Fund (the "Fund") is organized as a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek income and long-term growth of capital. The Fund commenced investment operations on August 1, 1946. The distribution of the Fund's Class B and Class C shares commenced on August 2, 1993. The distribution of the Fund's Class R and I Shares commenced on October 1, 2002 and October 19, 2004, respectively.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Fixed income investments are stated at value using market quotations or indications of value obtained from an independent pricing service. Unlisted securities and listed securities for which the last sales price is not available are valued at the mean of the bid and asked prices. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements, which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to

VAN KAMPEN GROWTH & INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- MAY 31, 2005 (UNAUDITED) continued

the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized over the expected life of each applicable security. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distributions and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    At May 31, 2005, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $6,753,569,997
                                                              ==============
Gross tax unrealized appreciation...........................  $1,074,796,454
Gross tax unrealized depreciation...........................     (76,946,468)
                                                              --------------
Net tax unrealized appreciation on investments..............  $  997,849,986
                                                              ==============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends quarterly from net investment income. Net realized gains, if any, are distributed at least annually. Distributions from net realized gains for book purposes may include short-term capital gains and gains on option and futures transactions. All short-term capital gains and a portion of option and futures gains are included in ordinary income for tax purposes.

    The tax character of distributions paid during the year ended November 30, 2004 was as follows:

Ordinary income.............................................  $59,007,547

    As of November 30, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................  $20,484,571
Undistributed long-term capital gain........................   81,084,686

    Net realized gains or losses may differ for financial and tax reporting purposes primarily as a result of the deferral of losses relating to wash sale transactions.

F. EXPENSE REDUCTIONS During the six months ended May 31, 2005, the Fund's custody fee was reduced by $108,516 as a result of credits earned on cash balances.

VAN KAMPEN GROWTH & INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- MAY 31, 2005 (UNAUDITED) continued

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $150 million..........................................     .50%
Next $100 million...........................................     .45%
Next $100 million...........................................     .40%
Over $350 million...........................................     .35%

    For the six months ended May 31, 2005, the Fund recognized expenses of approximately $129,700 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Accounting Services and Chief Compliance Officer ("CCO") Employment agreements, the Adviser provides accounting services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the six months ended May 31, 2005, the Fund recognized expenses of approximately $117,500, representing Van Kampen Investment Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Fund, as well as, the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Other" expenses on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended May 31, 2005, the Fund recognized expenses of approximately $5,387,400, representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of approximately $196,700 are included in "Other" assets on the Statement of Assets and Liabilities at May 31, 2005. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the six months ended May 31, 2005, the Fund paid brokerage commissions to Morgan Stanley DW Inc., an affiliate of the Adviser, totaling $14,000.

VAN KAMPEN GROWTH & INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- MAY 31, 2005 (UNAUDITED) continued

3. CAPITAL TRANSACTIONS

At May 31, 2005, capital aggregated $5,143,396,403, $737,087,747, $418,574,177,
$32,961,735 and $39,356,316 for Classes A, B, C, R and I, respectively. For the six months ended May 31, 2005, transactions were as follows:

                                                                SHARES           VALUE
Sales:
  Class A...................................................   47,169,821    $  943,522,225
  Class B...................................................    2,975,479        59,020,407
  Class C...................................................    2,869,416        57,055,728
  Class R...................................................    1,009,481        20,169,993
  Class I...................................................      389,258         7,786,577
                                                              -----------    --------------
Total Sales.................................................   54,413,455    $1,087,554,930
                                                              ===========    ==============
Dividend Reinvestment:
  Class A...................................................    4,457,416    $   88,258,162
  Class B...................................................      574,335        11,276,091
  Class C...................................................      265,673         5,228,054
  Class R...................................................       15,777           313,261
  Class I...................................................       35,145           696,329
                                                              -----------    --------------
Total Dividend Reinvestment.................................    5,348,346    $  105,771,897
                                                              ===========    ==============
Repurchases:
  Class A...................................................  (24,798,485)   $ (496,236,938)
  Class B...................................................   (4,894,875)      (97,131,850)
  Class C...................................................   (2,298,419)      (45,704,324)
  Class R...................................................     (221,741)       (4,452,448)
  Class I...................................................     (130,676)       (2,610,955)
                                                              -----------    --------------
Total Repurchases...........................................  (32,344,196)   $ (646,136,515)
                                                              ===========    ==============

VAN KAMPEN GROWTH & INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- MAY 31, 2005 (UNAUDITED) continued

    At November 30, 2004, capital aggregated $4,607,852,954, $763,923,099,
$401,994,719, $16,930,929 and $33,484,365 for Classes A, B, C, R and I,
respectively. For the year ended November 30, 2004, transactions were as follows:

                                                              SHARES            VALUE
Sales:
  Class A.................................................  121,040,152    $ 2,220,774,009
  Class B.................................................    7,610,966        138,196,249
  Class C.................................................    7,493,627        136,192,401
  Class R.................................................      645,196         11,832,319
  Class I.................................................    1,831,353         33,678,097
                                                            -----------    ---------------
Total Sales...............................................  138,621,294    $ 2,540,673,075
                                                            ===========    ===============
Dividend Reinvestment:
  Class A.................................................    2,582,239    $    46,846,802
  Class B.................................................      202,816          3,653,390
  Class C.................................................       83,704          1,512,029
  Class R.................................................        5,230             94,984
                                                            -----------    ---------------
Total Dividend Reinvestment...............................    2,873,989    $    52,107,205
                                                            ===========    ===============
Repurchases:
  Class A.................................................  (43,072,076)   $  (789,407,318)
  Class B.................................................   (9,288,760)      (169,223,376)
  Class C.................................................   (4,001,674)       (72,964,364)
  Class R.................................................     (146,905)        (2,694,050)
  Class I.................................................      (10,205)          (193,732)
                                                            -----------    ---------------
Total Repurchases.........................................  (56,519,620)   $(1,034,482,840)
                                                            ===========    ===============

    Class B Shares purchased on or after June 1, 1996, and any dividend reinvestment plan Class B Shares received on such shares, automatically convert to Class A Shares eight years after the end of the calendar month in which the shares were purchased. Class B Shares purchased before June 1, 1996, and any dividend reinvestment plan Class B Shares received on such shares, automatically convert to Class A Shares six years after the end of the calendar month in which the shares were purchased. For the six months ended May 31, 2005 and for the year ended November 30, 2004, 1,714,356 and 2,071,316 Class B Shares automatically converted to Class A Shares, respectively, and are shown in the above tables as sales of Class A Shares and repurchases of Class B Shares. Class C Shares purchased before January 1, 1997, and any dividend reinvestment plan Class C Shares received thereon, automatically convert to Class A Shares ten years after the end of the calendar month in which such shares were purchased. Class C Shares purchased on or after January 1, 1997 do not possess a conversion feature. For the six months ended May 31, 2005 and for the year ended November 30, 2004, 52,503 and 207,040 Class C Shares converted to Class A Shares, respectively. Class B and C Shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge (CDSC). The CDSC will be imposed on most

VAN KAMPEN GROWTH & INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- MAY 31, 2005 (UNAUDITED) continued

redemptions made within five years of the purchase for Class B Shares and one year of the purchase for Class C Shares as detailed in the following schedule.

                                                                 CONTINGENT DEFERRED
                                                                     SALES CHARGE
                                                                   AS A PERCENTAGE
                                                                   OF DOLLAR AMOUNT
                                                                  SUBJECT TO CHARGE
                                                              --------------------------
YEAR OF REDEMPTION                                            CLASS B            CLASS C
First.......................................................   5.00%              1.00%
Second......................................................   4.00%               None
Third.......................................................   3.00%               None
Fourth......................................................   2.50%               None
Fifth.......................................................   1.50%               None
Sixth and Thereafter........................................    None               None

    For the six months ended May 31, 2005, Van Kampen, as Distributor for the Fund, received net commissions on sales of the Fund's Class A Shares of approximately $914,400 and CDSC on redeemed shares of Classes B and C of approximately $551,300. Sales charges do not represent expenses of the Fund.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $2,177,302,000 and $1,741,278,456, respectively.

5. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    The Fund has a variety of reasons to use derivative instruments, such as to attempt to protect the Fund against possible changes in the market value of its portfolio or to generate potential gain. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract.

    The Fund may invest in futures contracts, a type of derivative. A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Fund generally invests in stock index futures. These contracts are generally used as a substitute for purchasing and selling specific securities. Upon entering into futures contracts, the Fund maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a future commission merchant pursuant to rules and regulations promulgated in the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). There were no open futures contracts at May 31, 2005.

VAN KAMPEN GROWTH & INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- MAY 31, 2005 (UNAUDITED) continued

6. DISTRIBUTION AND SERVICE PLANS

With respect to its Class A Shares, Class B Shares, Class C Shares and Class R Shares, the Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans"). The Plans govern payments for: the distribution of the Fund's Class A Shares, Class B Shares, Class C Shares and Class R Shares; the provision of ongoing shareholder services with respect to such classes of shares; and the maintenance of shareholder accounts with respect to such classes of shares.

    Annual fees under the Plans of up to .25% of Class A average daily net assets, up to 1.00% each for Class B and Class C average daily net assets, and up to .50% of Class R average daily net assets are accrued daily. The annual fees for Class A Shares and Class R Shares are paid quarterly and the annual fees for Class C Shares are paid monthly. For Class B Shares, 75% of the annual fees are paid monthly, while 25% of the annual fees are paid quarterly. The amount of distribution expenses incurred by Van Kampen and not yet reimbursed ("unreimbursed receivable") was approximately $3,039,676 and $155,633, for Class B and Class C shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, any excess 12b-1 fees will be refunded to the Fund on a quarterly basis.

    Included in these fees for the six months ended May 31, 2005, are payments retained by Van Kampen of approximately $4,197,700, and payments made to Morgan Stanley DW Inc., an affiliate of the Adviser, of approximately $1,324,000.

7. LEGAL MATTERS

The Adviser, certain affiliates of the Adviser, and certain investment companies advised by the Adviser or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. This consolidated action also names as defendants certain individual Trustees and Directors of certain investment companies advised by affiliates of the Adviser; the complaint does not, however, name the individual Trustees of any Van Kampen funds. The consolidated amended complaint generally alleges that defendants violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Adviser and certain affiliates of the Adviser allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs.

    The Adviser and certain affiliates of the Adviser are also named as defendants in a derivative suit which additionally names as defendants certain individual Trustees of the Van Kampen funds; the named investment companies, including the Fund, are listed as nominal defendants. The complaint alleges that defendants caused the Van Kampen funds to pay economic incentives to a propriety sales force to promote the sale of proprietary mutual funds. The complaint also alleges that the Van Kampen funds paid excessive commissions to Morgan Stanley and its affiliates in connection with the sales of the funds. The complaint seeks, among other things, the removal of the current Trustees of the funds, rescission of the management contracts for the Van Kampen funds, disgorgement of profits by Morgan Stanley and its affiliates and monetary damages. This complaint has been coordinated with the

VAN KAMPEN GROWTH & INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- MAY 31, 2005 (UNAUDITED) continued

consolidated complaint described in the preceding paragraph. Plaintiff has sought leave to file a second amended derivative complaint that alleges that the Adviser permitted or recklessly disregarded market timing and late trading in its proprietary mutual funds in order to increase assets under management and fees. However, pursuant to an agreement between the parties, the plaintiff's proposed second amended derivative complaint was withdrawn and the allegations regarding market timing and late trading asserted therein were filed in a separate complaint and coordinated with other cases related to market timing that have been centralized in a federal court.

    The defendants have moved to dismiss these actions and otherwise intend to defend them vigorously. While the defendants believe that they have meritorious defenses, the ultimate outcome of these matters is not presently determinable at this early stage of litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

8. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN GROWTH & INCOME FUND

BOARD OF TRUSTEES, OFFICERS, AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

MITCHELL M. MERIN
President and Chief Executive Officer

RONALD E. ROBISON
Executive Vice President and Principal Executive Officer

JOSEPH J. MCALINDEN
Executive Vice President and Chief Investment Officer

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

JAMES W. GARRETT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 W. Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER, & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.
 32

  Van Kampen Growth and Income Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Growth and Income Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen Growth and Income Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                                              1 Parkview Plaza
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555

                                                             www.vankampen.com

                  Copyright (C)2005 Van Kampen Funds Inc. All rights reserved.
                                                             Member NASD/SIPC.

                                                             21, 121, 221, 321
                                                                   GI SAR 7/05
  (VAN KAMPEN INVESTMENTS SHINE LOGO)                       RN05-01552P-Y05/05

Item 2.  Code of Ethics.

Not applicable for semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.  Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.  Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

(a) Code of Ethics-- Not applicable for semi-annual reports.

(b)(1) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.
(b)(2) A certification for the Principal
Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



(Registrant)  Van Kampen Growth and Income Fund

By:   /s/ Ronald E. Robison
   ------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: July 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Ronald E. Robison
   -----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: July 20, 2005

By:  /s/ James W. Garrett
   ----------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: July 20, 2005